Amortization Expense Related to Contract Acquisition Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Conversion costs
Finite Lived Intangible Assets Amortization Expense [Line Items]
Amortization expense	$ 27,392	$ 17,816	$ 19,515
Payments for processing rights
Finite Lived Intangible Assets Amortization Expense [Line Items]
Amortization expense	$ 17,039	$ 16,209	$ 13,099